EQUITY BASED COMPENSATION - Summary of Restricted Stock Units and Restricted Stock Award (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 USD ($) shares $ / shares
Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balances	5,167,949
Weighted average grant-date fair value, beginning balances | $ / shares	$ 30.23
Granted	7,988,968
Weighted average grant-date fair value, granted | $ / shares	$ 22.2
Forfeited	(423,241)
Forfeited | $ / shares	$ 22.87
Released	(5,262,072)
Released,Value | $ / shares	$ 24.46
Vested and releasable,Units	519,925
Vested and releasable | $	26.98
Outstanding balances at end	7,471,604
Weighted average grant-date fair value, ending balance | $ / shares	$ 26.12
Market Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balances	1,429,209
Weighted average grant-date fair value, beginning balances | $ / shares	$ 25.85
Granted	0
Weighted average grant-date fair value, granted | $ / shares	$ 0
Forfeited	(151,790)
Forfeited | $ / shares	$ 25.19
Released	(184,805)
Released,Value | $ / shares	$ 29.32
Vested and releasable	0
Vested and releasable,value | $	$ 0
Outstanding balances at end	1,092,614
Weighted average grant-date fair value, ending balance | $ / shares	$ 25.35